UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 138.4%
Corporate — 13.9%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$750	$811,710
7.75%, 8/01/31	1,000	1,082,290
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	652,354
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	759,397
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	110,256
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	500	503,660
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	250	261,635
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	375	330,079
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	920	939,485

		5,450,866
County/City/Special District/School District — 35.3%
City of New York New York, GO:
Fiscal 2009, Series A-1, 4.75%, 8/15/25	500	559,235
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	245	262,128
Series D, 5.38%, 6/01/32	15	15,047
Sub-Series G-1, 5.00%, 4/01/29	250	268,482
Sub-Series G-1, 6.25%, 12/15/31	250	283,662
Sub-Series I-1, 5.38%, 4/01/36	450	496,449
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25	$455	$537,569
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/44	500	500,360
4.75%, 11/15/45	500	488,730
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	776,344
5.00%, 7/01/33	250	258,458
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.84%, 3/01/41 (b)	5,155	1,075,127
CAB, Yankee Stadium Project, Series A (AGC), 5.85%, 3/01/42 (b)	500	98,190
CAB, Yankee Stadium Project, Series A (AGC), 5.85%, 3/01/43 (b)	2,000	370,640
CAB, Yankee Stadium Project, Series A (AGC), 5.94%, 3/01/45 (b)	950	152,703
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,332
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	421,325
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	172,482
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	649,363
(AGM), 5.00%, 2/15/47	750	755,122
(NPFGC), 4.50%, 2/15/47	850	794,665
(NPFGC), 5.00%, 2/15/47	465	464,544
New York Liberty Development Corp., Refunding RB, Liberty:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,426,032

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (Continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Liberty (concluded):
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$285	$300,678
4 World Trade Center Project, 5.00%, 11/15/31	750	781,470
4 World Trade Center Project, 5.75%, 11/15/51	340	362,314
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	420	406,896
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	551,441
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	498,072

		13,835,860
Education — 37.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	200	30,002
7.00%, 5/01/35	130	19,501
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	250	248,955
4.63%, 10/01/40	140	139,779
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	270	254,637
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	200	177,674
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	261,728
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	400	400,204
Municipal Bonds	Par (000)	Value
New York (Continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A (concluded):
Wildlife Conservation Society, 3.25%, 8/01/32	$140	$117,174
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,000	1,012,730
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	263,252
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	500	450,600
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	250	252,398
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	527,410
5.00%, 7/01/41	975	994,071
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester, Series A, 5.00%, 7/01/38	120	125,579
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	204,040
County of Oneida New York Local Development Corp., RB, Hamilton College Project, 4.00%, 7/01/38	150	140,052
County of Suffolk New York Industrial Development Agency, Refunding RB, Remarketing, New York Institute of Technology Project, 5.00%, 3/01/26	150	151,212
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	106,758

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (Continued)
Education (concluded)
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	$150	$154,187
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	321,474
New York University, Series 1 (AMBAC, BHAC), 5.50%, 7/01/31	245	276,436
New York University, Series B, 5.00%, 7/01/42	1,250	1,296,775
Teachers College, Series B, 5.00%, 7/01/42	1,800	1,827,558
University of Rochester, Series A, 5.13%, 7/01/39	215	226,857
University of Rochester, Series A, 5.35%, 7/01/39 (e)	175	178,862
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	129,393
Cornell University, Series A, 5.00%, 7/01/40	150	157,722
New York University, Series A, 5.00%, 7/01/37	445	465,853
New York University, Series A, 5.00%, 7/01/42	1,750	1,815,485
Skidmore College, Series A, 5.00%, 7/01/28	250	266,215
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	380,478
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	373,901
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	225	233,420
Teachers College, 5.50%, 3/01/39	350	365,361
Teachers College, Series A, 5.00%, 7/01/31	325	342,137

		14,689,870
Health — 23.8%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	376,134
Municipal Bonds	Par (000)	Value
New York (Continued)
Health (continued)
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	$150	$141,344
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	363,403
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	297,256
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	120	100,010
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	202,010
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	264,368
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,150	1,171,033
Series B, 6.00%, 11/01/30	200	217,542
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	550	540,886
5.00%, 1/01/34	500	485,175
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	810	670,178
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 2/15/22	335	380,577
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	194,650

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (Continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
New York University Hospitals Center, Series A, 5.75%, 7/01/31	$220	$234,874
New York University Hospitals Center, Series B, 5.63%, 7/01/37	260	266,466
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	450	467,473
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	500	527,540
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	296,221
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	335,897
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,014,200
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	261,533
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	501,430

		9,310,200
Housing — 2.0%
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	495,715
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	290,056

		785,771
State — 5.8%
State of New York, GO, Series A, 5.00%, 2/15/39	250	267,145
State of New York Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	334,956
Series C, 5.00%, 12/15/31	250	267,190
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	85,514
Municipal Bonds	Par (000)	Value
New York (Continued)
State (concluded)
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	$1,000	$1,052,140
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	269,837

		2,276,782
Transportation — 16.2%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	250	273,345
Series A, 5.00%, 11/15/30	250	261,895
Series C, 6.50%, 11/15/28	700	817,243
Series D, 5.25%, 11/15/41	1,000	1,028,800
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	267,400
Series D, 5.25%, 11/15/31	250	265,532
Series D, 5.25%, 11/15/32	170	179,443
Series F, 5.00%, 11/15/30	500	522,765
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	534,420
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	147,908
Port Authority of New York & New Jersey, Refunding RB:
178th Series, 5.00%, 12/01/38	215	224,641
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	100	84,606
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	130	140,396
5.00%, 1/01/37	1,000	1,028,080
5.00%, 1/01/42	140	142,604
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 4.93%, 11/15/32 (b)	170	67,550
General, CAB, Series B, 4.93%, 11/15/32 (b)	600	238,554

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Sub-Series A, 5.00%, 11/15/30	$100	$106,432

		6,331,614
Utilities — 3.9%
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	225	229,180
Series C (CIFG), 5.25%, 9/01/29	500	532,055
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	100	109,706
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	632,604

		1,503,545
Total Municipal Bonds in New York		54,184,508

Multi-State — 6.7%
Housing — 6.7%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (f)(g)	2,500	2,634,000
Total Municipal Bonds — 145.1%		56,818,508

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New York — 19.4%
County/City/Special District/School District — 6.9%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	863,965
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	700	746,796
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,090,362

		2,701,123
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New York (concluded)
State — 1.4%
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	$500	$535,549
Transportation — 3.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	630	657,688
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	642,294

		1,299,982
Utilities — 7.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,048,618
Fiscal 2009, Series A, 5.75%, 6/15/40	405	448,744
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,539,395

		3,036,757
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.4%		7,573,411
Total Long-Term Investments (Cost — $63,946,308) — 164.5%		64,391,919

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (j)(k)	354,359	354,359
Total Short-Term Securities (Cost — $354,359) — 0.9%		354,359

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $64,300,667*) — 165.4%	$64,746,278
Other Assets Less Liabilities — 3.2%	1,283,607
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.2%)	(4,776,582)
VRDP Shares, at Liquidation Value — (56.4%)	(22,100,000)

Net Assets Applicable to Common Shares — 100.0%	$39,153,303

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$59,569,827

Gross unrealized appreciation	$2,115,199
Gross unrealized depreciation	(1,713,963)

Net unrealized appreciation	$401,236

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement which expires on February 15, 2019 is $370,628.

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF New York Municipal Money Fund	1,962,512	(1,608,153)	354,359	—

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	CIFG	CDC IXIS Financial Guaranty
	ERB	Education Revenue Bonds
	FHA	Federal Housing Administration

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(16)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$2,026,250	$10,233

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$64,391,919	—	$64,391,919
Short-Term Securities	$354,359	—	—	354,359

Total	$354,359	$64,391,919	—	$64,746,278

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$10,233	—	—	$10,233
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$29,000	—	—	$29,000
Liabilities:
Bank overdraft	—	$(2,235)	—	(2,235)
TOB trust certificates	—	(4,775,215)	—	(4,775,215)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$29,000	$(26,877,450)	—	$(26,848,450)

There were no transfers between levels during the period ended November 30, 2013.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:	January 24, 2014